Related-Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related-Party Transactions
Related-Party Transactions

11. Related-Party Transactions

Aside from preferred financing equity transactions discussed in Note 7 and Executive grants discussed in Note 9, the Company did not have any other significant related party transactions for the nine months ended September 30, 2020 and 2019.

12. Related-Party Transactions

Aside from preferred financing equity transactions discussed in Note 7 and Executive grants discussed in Note 10, the Company did not have any other significant related party transactions in the years ended December 31, 2019 and 2018.